Related party transactions	3 Months Ended
Nov. 30, 2024
Related party transactions
Related party transactions

14. Related party transactions

Companies related through common ownership

EB Rental Ltd. [prior to June 3, 2021]

7858078 Canada Inc. [prior to June 3, 2021]

Montana Strategies Inc. [prior to April 25, 2024]

Strategies EB Inc. [prior to April 25, 2024]

Key management personnel of the Company have control over the following entities

California Electric Boat Company Inc.

9335-1427 Quebec Inc.

9519-0682 Quebec Inc.

Hurricane Corporate Services Ltd. [prior to March 1, 2024]

Mac Engineering, SASU – Since February 16, 2021

Ultimate founder shareholders and their individually controlled entities

Alexandre Mongeon

Patrick Bobby

Robert Ghetti

Immobilier R. Ghetti Inc.

Société de Placement Robert Ghetti Inc.

The following table summarizes the Company’s related party transactions for the period:

	Three months	Three months
	ended November 30,	ended November 30,
	2024	2023
	$	$

R&D expenses & Inventory Deposits
MAC Engineering, SASU	2,759,362	791,906

The Company leases its Boisbriand premises from California Electric Boat Company Inc. Prior to August 1, 2024, this lease was accounted for as a right-of-use asset and lease liability. However, on August 1, 2024, the lease was renegotiated for a one-year term only and ceased to be accounted for as a right-of-use asset and lease liability. As such, as at November 30, 2024, the right-of-use asset for this lease was nil [August 31, 2024 – nil] and the lease liability was nil [August 31, 2024 – nil]. For the three-month period ended November 30, 2024, rent expense of $67,338 [2023 – nil] was recorded under the renegotiated lease.

Remuneration of directors and key management of the Company

	Three months	Three months
	ended November 30,	ended November 30,
	2024	2023
	$	$
Wages	356,486	502,015
Share-based payments – capital stock	87,166	66,588
Share-based payments – stock options	10,738	21,554
	454,390	590,157

The amounts due to and from related parties are as follows:

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	25,000	25,000
Alexandre Mongeon	14,200	14,200
	39,200	39,200

Current advances to (from) related party
Alexandre Mongeon	17,408	(84,616)

Amounts due to related parties included in trade and other payable
Alexandre Mongeon	15,077	86,152
Xavier Montagne	8,131	11,615
Raffi Sossoyan	8,050	11,500
California Electric Boat Company	—	197,862
Mac Engineering, SASU	20,743	1,006,541
	52,001	1,313,670

Advances from related parties are non - interest bearing and have no specified terms of repayment.